EATON VANCE EMERGING MARKETS FUND Supplement to Statement of Additional Information dated May 1, 2010

The following replaces the first paragraph of "Portfolio Managers." in "Investment Advisory and Administrative Services":

Portfolio Managers. The portfolio managers (each referred to as a “portfolio manager”) of each Portfolio are listed below. Each portfolio manager may manage other investment companies and/or investment accounts in addition to a Portfolio. The following tables show, as of the Portfolios’ most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts	Paying a Performance Fee	Paying a Performance Fee
Irina Chistyakova*
Registered Investment Companies	0	$ 0	0	$ 0
Other Pooled Investment Vehicles	0	$ 0	0	$ 0
Other Accounts	0	$ 0	0	$ 0

Christopher Darling
Registered Investment Companies	2	$ 807.9	0	$ 0
Other Pooled Investment Vehicles	7	$ 282.1	2	$ 88.9
Other Accounts	5	$3,119.9	0	$ 0

Hon. Robert Lloyd George*
Registered Investment Companies	0	$ 0	0	$ 0
Other Pooled Investment Vehicles	5	$ 142.8	5	$142.8
Other Accounts	0	$ 0	0	$ 0

* Information as of May 31, 2010. Ms. Chistyakova and Hon. Robert Lloyd George became portfolio managers effective July 1, 2010.

The following table shows the dollar range of shares of a Fund beneficially owned by it’s portfolio manager as of the Fund’s most recent fiscal year ended December 31, 2009 and in the Eaton Vance Family of Funds as of December 31, 2009. Interests in a Portfolio cannot be purchased by a portfolio manager.

Aggregate Dollar Range of Equity
	Dollar Range of Equity Securities	Securities Owned in all Registered Funds in
Fund Name and Portfolio Manager	Owned in the Fund*	the Eaton Vance Family of Funds
Emerging Markets Fund
Hon. Robert Lloyd George	None	None
Irina Chistyakova	None	None

Greater India Fund
Christopher Darling	None	None

* Information as of May 31, 2010.

July 8 , 2010